5. Revenues	12 Months Ended
Dec. 31, 2017
Revenues Abstract
Revenues
	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Electric power sold on the Spot market (Resolution 19 and 95/2013, as amended)	5,175,825	3,114,552	2,317,042
Electric power sold on the Spot market (prior to Resolution 95/2013)	472,447	231,192	189,487
Sales under contracts	167,124	107,873	96,082
Steam sales	141,200	108,308	43,331
Rendering of services	-	796	8,238
	5,956,596	3,562,721	2,654,180